North Shore Global Uranium Mining ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.9%

Australia — 12.8%.
Bannerman Resources*	26,201,003	$4,039,936
Berkeley Energia*	5,899,410	2,634,823
Boss Energy*	40,751,711	5,498,072
Deep Yellow*	7,095,248	4,704,274
Lotus Resources*	20,931,293	3,308,083
Paladin Energy*	40,115,092	16,081,912
Peninsula Energy*	19,683,779	2,579,787
Toro Energy*	67,144,855	1,138,838
Vimy Resources*	17,017,643	1,771,168
		41,756,893
Canada — 49.1%.
American Lithium*	1	1
Appia Energy*	2,763,049	1,646,850
Azarga Uranium*	6,212,357	1,491,377
Cameco	2,391,164	47,751,545
CanAlaska Uranium*	3,221,200	1,599,934
Denison Mines*	12,033,869	15,042,336
Encore Energy*	3,864,516	4,766,663
Fission Uranium*	12,917,059	6,522,687
Forsys Metals*	3,677,365	2,831,084
Global Atomic*	3,567,860	9,421,750
GoviEx Uranium, Cl A*	10,462,630	2,641,641
International Consolidated Uranium*	971,720	1,649,028
IsoEnergy*	2,098,906	4,917,139
Laramide Resources*	3,676,749	1,582,707
Mega Uranium*	8,697,349	1,835,947
NexGen Energy*	3,362,182	15,600,524
Skyharbour Resources*	4,516,052	1,906,611
UEX*	9,996,298	3,392,783
Uranium Participation*	5,607,387	25,855,253
Uranium Royalty*	2,432,969	7,029,025
Western Uranium & Vanadium*	1,134,511	2,526,353
		160,011,238
China — 3.9%
CGN Mining	144,015,000	12,802,983

Kazakhstan — 15.7%
NAC Kazatomprom JSC GDR	1,757,524	50,968,196

United Kingdom — 6.2%
Yellow Cake PLC*	5,343,286	20,190,074

United States — 10.2%
Energy Fuels*	2,130,562	13,827,348
Uranium Energy*	4,261,169	13,337,459
Ur-Energy*	4,168,331	6,085,763
		33,250,570

Total Common Stock
(Cost $258,748,269)		318,979,954

	Number of
Description	Warrants	Fair Value
WARRANT — 0.0%

American Lithium ,
Expires 05/14/2024*	207,308	$42,045

Total Warrant (Cost $–)		42,045

Total Investments - 97.9%
(Cost $258,748,269)		$319,021,999

Percentages are based on Net Assets of $325,704,790.

*	Non-income producing security.

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

PLC — Public Limited Company

The following is a list of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$318,979,954	$—	$—	$318,979,954
Warrant	—	42,045	—	42,045
Total Investments in Securities	$318,979,954	$42,045	$—	$319,021,999

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

NOR- QH-001-0300